Label	Element	Value
THE ARBITRAGE CREDIT OPPORTUNITIES FUND
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Supplement [Text Block]	ck0001105076_SupplementTextBlock

THE ARBITRAGE FUNDS

The Arbitrage Credit Opportunities Fund

(the “Funds,” each a “Fund”)

Supplement dated May 18, 2018 to the Prospectus

dated September 30, 2017, as supplemented to date

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

Risk/Return [Heading]	rr_RiskReturnHeading	THE ARBITRAGE CREDIT OPPORTUNITIES FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

1.              Effective June 30, 2018, footnote (2) under “Fund Fees and Expenses” on pages 12 and 24 in the respective Fund’s summary section of the prospectus is revised to read as follows:

(2)  A deferred sales charge of up to 1.00% may be imposed on Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.   The deferred sales charge is applicable to purchases of $500,000 or more made prior to June 30, 2018 and to purchases of $250,000 or more made after June 30, 2018 (determined on a first-in, first-out basis).

Please retain this supplement for future reference.

THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A deferred sales charge of up to 1.00% may be imposed on Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase. The deferred sales charge is applicable to purchases of $500,000 or more made prior to June 30, 2018 and to purchases of $250,000 or more made after June 30, 2018 (determined on a first-in, first-out basis).